Financial risk management objectives and policies - Foreign currency risk (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) country	Dec. 31, 2019 USD ($) country	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016
Foreign currency risk
Number of hyper inflationary countries | country	2	2
Borrowings		$ 18,227		$ 19,113		$ 17,807
Cash		755		$ 893		784
Increase in interest expense that would result from increased interest rate, per sensitivity analysis		$ 15
Increase/(decrease) in fair value of financial instruments ($m) due to increase in risk component						198
Impact on profit: (loss)/gain ($m) due to increase in risk component						(123)
Impact on equity: gain/(loss) ($m) due to increase in risk component						$ 321
0.875% Non-callable bond
Foreign currency risk
Borrowings | €	€ 750		€ 750		€ 750
Borrowings, interest rate	0.875%	0.875%	0.875%	0.875%	0.875%	0.875%
US
Foreign currency risk
Assumed strengthening of US currency	10.00%	10.00%
Assumed weakening of US currency	10.00%	10.00%
Assumed percentage increase	10.00%	10.00%
Assumed percentage decrease	(10.00%)	(10.00%)
All currencies except US
Foreign currency risk
Percentage of entity's revenue	67.00%
Pound sterling
Foreign currency risk
Percentage of interest-bearing loans and borrowings	3.00%	3.00%
Euro
Foreign currency risk
Percentage of interest-bearing loans and borrowings	18.00%	18.00%
Interest rates
Foreign currency risk
Changes in rates	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Assumed percentage increase	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Assumed percentage decrease	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Increase/(decrease) in fair value of financial instruments ($m) due to increase in risk component		$ 1,417		$ 1,130		$ 1,329
Increase/(decrease) in fair value of financial instruments ($m) due to decrease in risk component		$ (1,521)		$ (1,267)		$ (1,293)
Exchange rates
Foreign currency risk
Changes in rates	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Assumed percentage increase	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Assumed percentage decrease	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Increase/(decrease) in fair value of financial instruments ($m) due to increase in risk component		$ (4)		$ (146)
Increase/(decrease) in fair value of financial instruments ($m) due to decrease in risk component		(36)		161		$ (198)
Impact on profit: (loss)/gain ($m) due to increase in risk component		(174)		(299)
Impact on profit: (loss)/gain ($m) due to decrease in risk component		172		348		123
Impact on equity: gain/(loss) ($m) due to increase in risk component		170		153
Impact on equity: gain/(loss) ($m) due to decrease in risk component		$ (208)		$ (187)		$ (321)